Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended	106 Months Ended	118 Months Ended
	Apr. 16, 2016	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
IPS Strategic Capital Absolute Return Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											IPS Strategic Capital Absolute Return Fund
Accumulated Value	$ 10,000	$ 10,451	$ 11,732	$ 11,481	$ 12,034	$ 12,985	$ 13,856	$ 12,804	$ 15,382	$ 17,259	$ 18,646
IPS Strategic Capital Absolute Return Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 10,000	$ 11,575	$ 13,554	$ 14,189	$ 15,351	$ 20,154	$ 23,458	$ 21,653	$ 28,247	$ 33,447	$ 39,130